G. Stock-Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Notes to Financial Statements
G. Stock-Based Compensation

Below is a summary of stock option activity for the six months ended March 31, 2014:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2013	11,214,898	$0.52	6.67	$3,825
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired or Canceled	(62,890)	$2.93	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2014	11,152,008	$0.51	6.21	$1,463

For the six months ended March 31, 2014, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

Below is a summary of stock option activity for the six months ended March 31, 2013:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2012	9,473,661	$0.70	5.81	$153,850
Granted	2,745,000	$0.39	9.92	$901
Exercised	-	$-	-	$-
Expired or Canceled	(72,744)	$0.85	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2013	12,145,917	$0.63	6.38	$45,084

The details of stock options for the six months ended March 31, 2014 were as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Exercise	at March 31,	Exercise	Contractual	At March 31,	Exercise	Contractual
Prices	2014	Price	Life (in years)	2014	Price	Life (in years)
$0.23-$0.30	1,612,500	$0.29	5.81	1,612,500	$0.29	5.81
$0.31-$0.40	6,501,500	$0.39	7.32	6,501,500	$0.39	7.32
$0.41-$0.50	502,000	$0.45	7.75	447,833	$0.45	7.58
$0.51-$0.60	963,750	$0.59	5.14	963,750	$0.59	5.14
$0.61-$0.70	66,500	$0.68	2.38	66,500	$0.68	2.38
$0.71-$0.80	382,250	$0.75	3.17	382,250	$0.75	3.17
$0.81-$0.90	697,091	$0.88	2.51	697,091	$0.88	2.51
$0.91-$1.00	44,500	$0.94	1.49	44,500	$0.94	1.49
$1.01-$1.50	81,500	$1.13	1.06	81,500	$1.13	1.06
$1.51-$5.00	300,417	$2.73	0.40	300,417	$2.73	0.40

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the three months ended March 31,		For the six months ended March 31,
	2014	2013	2014	2013
Research and Development Expenses	$5	$5	$11	$9
General and Administrative Expenses	190	232	452	300
	$195	$237	$463	$309

The total unrecognized compensation expense for outstanding and unvested stock options for the six months ended March 31, 2014 was $15,000. The weighted average remaining recognition period for the total deferred compensation expense is approximately one month. The fair value of  options was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the three months ended March 31,			For the six months ended March 31,
	2014		2013	2014		2013
Dividend yield	—	*	0%	—	*	0%
Expected volatility	—	*	154.91%	—	*	154.61%
Risk-free interest rate	—	*	0.86%	—	*	0.86%
Expected term	—	*	5.27 years	—	*	5.27 years

* No stock options were granted for the three and six months ended March 31, 2014

Below is a summary of stock option activity for the six months ended March 31, 2014:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2013	11,214,898	$0.52	6.67	$3,825
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired or Canceled	(62,890)	$2.93	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2014	11,152,008	$0.51	6.21	$1,463

For the six months ended March 31, 2014, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

Below is a summary of stock option activity for the six months ended March 31, 2013:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2012	9,473,661	$0.70	5.81	$153,850
Granted	2,745,000	$0.39	9.92	$901
Exercised	-	$-	-	$-
Expired or Canceled	(72,744)	$0.85	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2013	12,145,917	$0.63	6.38	$45,084

The details of stock options for the six months ended March 31, 2014 were as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Exercise	at March 31,	Exercise	Contractual	At March 31,	Exercise	Contractual
Prices	2014	Price	Life (in years)	2014	Price	Life (in years)
$0.23-$0.30	1,612,500	$0.29	5.81	1,612,500	$0.29	5.81
$0.31-$0.40	6,501,500	$0.39	7.32	6,501,500	$0.39	7.32
$0.41-$0.50	502,000	$0.45	7.75	447,833	$0.45	7.58
$0.51-$0.60	963,750	$0.59	5.14	963,750	$0.59	5.14
$0.61-$0.70	66,500	$0.68	2.38	66,500	$0.68	2.38
$0.71-$0.80	382,250	$0.75	3.17	382,250	$0.75	3.17
$0.81-$0.90	697,091	$0.88	2.51	697,091	$0.88	2.51
$0.91-$1.00	44,500	$0.94	1.49	44,500	$0.94	1.49
$1.01-$1.50	81,500	$1.13	1.06	81,500	$1.13	1.06
$1.51-$5.00	300,417	$2.73	0.40	300,417	$2.73	0.40

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the three months ended March 31,		For the six months ended March 31,
	2014	2013	2014	2013
Research and Development Expenses	$5	$5	$11	$9
General and Administrative Expenses	190	232	452	300
	$195	$237	$463	$309

The total unrecognized compensation expense for outstanding and unvested stock options for the six months ended March 31, 2014 was $15,000. The weighted average remaining recognition period for the total deferred compensation expense is approximately one month. The fair value of  options was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the three months ended March 31,			For the six months ended March 31,
	2014		2013	2014		2013
Dividend yield	—	*	0%	—	*	0%
Expected volatility	—	*	154.91%	—	*	154.61%
Risk-free interest rate	—	*	0.86%	—	*	0.86%
Expected term	—	*	5.27 years	—	*	5.27 years

* No stock options were granted for the three and six months ended March 31, 2014